SCHEDULE OF LOAN AND TRANSFER NOTE PAYABLE (Details)	6 Months Ended
Jun. 30, 2024 $ / shares
Fair Value Disclosures [Abstract]
Term Remaining	1 year 3 months 18 days
Share Price	$ 11.27
Risk-Free Rate	4.95